Expense Example - PRUDENTIAL DAY ONE 2050 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	4,529
Expense Example, with Redemption, 5 Years	7,232
Expense Example, with Redemption, 10 Years	10,249
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	3,213
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	752
Expense Example, with Redemption, 5 Years	1,452
Expense Example, with Redemption, 10 Years	3,316
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	10,501
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,742
Expense Example, with Redemption, 10 Years	3,950
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	$ 2,344